Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001439697
Registrant Name	World Omni Auto Leasing LLC
Registration File Number	333-289150
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES